FORM N-SAR

                               SEMI-ANNUAL REPORT

                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:         //         (a)

                  or fiscal year ending:  12/31/01     (b)

Is this a transition report? (Y/N)      N

Is this an amendment to a previous filing? (Y/N)     N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A.  Registrant Name:    Connecticut General Life Insurance

   B.  File Number:        811-7563

   C.  Telephone Number:   860-534-5058

2. A.  Street:             280 Trumbull Street

   B:  City:  Hartford     C. State:  CT     D: Zip Code:  06109       Zip Ext:

   E.  Foreign Country:                           Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N)        N

4. Is this the last filing on this form by Registrant? (Y/N)         N

5. Is Registrant a small business investment company (SBIC)? (Y/N)   N
   [If answer is "Y" (Yes), complete only items 89 through 110.]

6. Is Registrant a unit investment trust (UIT)? (Y/N)                Y
   [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N) [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period?


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                                                         If filing more than one
                                                           Page 48, "X" box: |X|


For period ending  12/31/01

File number 811- 7563


UNIT INVESTMENT TRUSTS


111.     A.   [/] Depositor Name:

         B.   [/] File Number (If any):

         C.   [/] City:          State:         Zip Code:       Zip Ext.:

              [/] Foreign Country:             Foreign Postal Code:

111.     A.   [/] Depositor Name:

         B.   [/] File Number (If any):

         C.   [/] City:          State:         Zip Code:       Zip Ext.:

              [/]Foreign Country:              Foreign Postal Code:


112.     A.   [/] Sponsor Name:

         B.   [/] File Number (If any):

         C.   [/] City:          State:         Zip Code:       Zip Ext.:

              [/] Foreign Country:             Foreign Postal Code:

112.     A.   [/] Sponsor Name:

         B.   [/] File Number (If any):

         C.   [/] City:          State:         Zip Code:       Zip Ext.:

              [/] Foreign Country:             Foreign Postal Code:




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                                                         If filing more than one
                                                         Page 47, "X" box:  |_|

For period ending 12/31/01

File number 811- 7563


113.     A.   [/] Trustee Name:

         B.   [/] City:              State:      Zip Code:      Zip Ext.:

              [/] Foreign Country:              Foreign Postal Code:

113.     A.   [/] Trustee Name:

         B.   [/] City:              State:      Zip Code:      Zip Ext.:

              [/] Foreign Country:              Foreign Postal Code:


114.     A.   [/] Principal Underwriter Name:

         B.   [/] File Number: 8-

         C.   [/] City:              State:      Zip Code:      Zip Ext.:

              [/] Foreign Country:               Foreign Postal Code:

114.     A.   [/] Principal Underwriter Name:

         B.   [/] File Number: 8-

         C.   [/] City:              State:      Zip Code:      Zip Ext.:

              [/] Foreign Country:               Foreign Postal Code:


115.     A.   [/] Independent Public Accountant Name:

         B.   [/] City:              State:      Zip Code:      Zip Ext.:

              [/] Foreign Country:               Foreign Postal Code:

115.     A.   [/] Independent Public Accountant Name:

         B.   [/] City:              State:      Zip Code:      Zip Ext.:

              [/] Foreign Country:               Foreign Postal Code:


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                                                         If filing more than one
                                                            Page 49, X box:  |_|

For period ending 12/31/01

File number 811- 7563


116.   Family of investment companies information:

         A.   [/] Is Registrant part of a family of investment companies?(Y/N)
                                                                            Y/N
         B.   [/] Identify the family in 10 letters:
              (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.     A.   [/] Is Registrant a separate account of an insurance company?(Y/N)
                                                                            Y/N
           If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

         B.   [/] Variable annuity contracts? (Y/N)
                                                                            Y/N
         C.     [/] Scheduled premium variable life contracts? (Y/N)
                                                                            Y/N
         D.     [/] Flexible premium variable life contracts? (Y/N)
                                                                            Y/N
         E.     [/] Other types of insurance products registered under the
                    Securities Act of 1933?                   (Y/N)
                                                                            Y/N
118.   [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119.   [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120.   [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) $

121.   [/] State the number of series for which a current prospectus was in existence at the end of the period

122.   [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period


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                                                         If filing more than one
                                                           Page 50, "X" box: |X|

For period ending   12/31/01

File number 811-7563


123.   [/] State the total value of the additional units considered in answering
           item 122 ($000's omitted)                                   $562

124.   [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed
           in the  subsequent series) ($000's omitted)                 $1950

125.   [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
           of units of all series of Registrant ($000 omitted)         $

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
           series.) ($000's omitted)                                   $

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                            Number of           Total Assets        Total Income
                                             Series                ($000's          Distributions
                                            Investing             omitted)         ($000's omitted)
A.     U.S. Treasury direct issue            _______              $_______            $_______

B.     U.S. Government agency                _______              $_______            $_______

C.     State and municipal tax-free          _______              $_______            $_______

D.     Public utility debt                   _______              $_______            $_______

E.     Brokers or dealers debt or
       debt of brokers' or
       dealers' parent                       _______              $_______            $_______

F.     All other corporate intermediate &
       long-term debt                        _______              $_______            $_______

G.     All other corporate short-term
       debt                                  _______              $_______            $_______

H.     Equity securities of brokers or
       dealers or parents of brokers or
       dealers                               _______              $_______            $_______

I.     Investment company equity
       securities                                  1              $ 74,799            $_______

J.     All other equity securities           _______              $_______            $_______

K.     Other securities                      _______              $_______            $_______

L.     Total assets of all series of
       registrant                                  1              $ 74,799            $_______



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                                                         If filing more than one
                                                           Page 51, "X" box: |_|

For period ending   12/31/01

File number 811-    7563


128.   [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

           [If answer is "N" (No), go to item 131].                      Y/N

129.   [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

           [If answer is "N" (No), go to item 131].                      Y/N

130.   [/] In computations of NAV or offering price per unit, if any part of the value attributed to instruments identified in item 129 derived from
           insurance or guarantees? (Y/N)                                Y/N

131.       Total expense incurred by all series of Registrant during the current
           reporting period ($000's omitted)                           $ 656

132.   [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

           811-_____      811-_____      811-_____      811-_____      811-_____

           811-_____      811-_____      811-_____      811-_____      811-_____

           811-_____      811-_____      811-_____      811-_____      811-_____

           811-_____      811-_____      811-_____      811-_____      811-_____

           811-_____      811-_____      811-_____      811-_____      811-_____

           811-_____      811-_____      811-_____      811-_____      811-_____

           811-_____      811-_____      811-_____      811-_____      811-_____

           811-_____      811-_____      811-_____      811-_____      811-_____

           811-_____      811-_____      811-_____      811-_____      811-_____



                                   Signature

This report is signed on behalf of the Registrant in the City of Hartford and State of Connecticut on the 22nd day of February, 2002.


                                              Connecticut General Life Insurance

                                          By: Connecticut General Life Insurance


                                              /s/ Michael S. Dunn
                                              ----------------------------------
                                              Name:  Michael S. Dunn
                                              Title: Assistant Vice President